Balter Long/Short Equity Fund

(the “Fund”)

Institutional Class (Symbol: BEQIX)

Investor Class (Symbol: BEQRX)

Supplement dated December 31, 2015

to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated July 24, 2015

The following supplements information contained in the Fund’s current Prospectus and SAI.

At a meeting held on December 16, 2015, the Board of Trustees (the “Board”) of Northern Lights Fund Trust II has approved certain changes to the Fund. In particular, the Board approved a new investment sub-advisory agreement with 12th Street Asset Management, LLC (“12th Street”), pursuant to which 12th Street will serve as sub-adviser to the Fund effective January 1, 2016.

Additionally, the Board approved a new 80% policy for the Fund, whereby the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity securities. The Fund will also be changing its name to the Balter L/S Small Cap Equity Fund. The changes regarding the 80% policy and name change will be effective on or about February 27, 2016.

EFFECTIVE JANUARY 1, 2016, THE FOLLOWING INFORMATION WILL SUPPLEMENT AND SUPERSEDE ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”):

Under the Heading “Summary Section—Principal Investment Strategies—Sub-Advisers’ Strategies,” the following disclosure has been added as the last paragraph in the section:

12th Street Asset Management, LLC (“12th Street”) invests its Allocated Portion by utilizing a small-cap value strategy. 12th Street uses a concentrated, value approach in which the investment team identifies a select number of companies that meet certain investment criteria of good businesses trading at discounts to 12th Street’s intrinsic value estimates. 12th Street’s strategy is focused on equity securities with a market cap of less than $5 billion at the time of purchase. There is a strong focus on preservation of capital and investing with a margin of safety.

Under the Heading “Summary Section—Investment Sub-Advisers,” the disclosure has been deleted and replaced with the following:

Midwood Capital Management LLC, Apis Capital Advisors, LLC, Millrace Asset Group, Inc., Madison Street Partners, LLC and 12th Street Asset Management, LLC each serve as the Fund’s investment sub-advisers (each a “Sub-Adviser,” collectively, the “Sub-Advisers”).

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Under the Heading “Summary Section—Portfolio Managers,” the disclosure is supplemented with the following:

12th Street Asset Management, LLC
Michael O’Keefe	Partner	January 2016
D. Andrew Shipman	Partner	January 2016

Under the Heading “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings —Principal Investment Strategies—Sub-Advisers’ Strategies,” the following disclosure has been added as the last paragraph in the section:

12th Street Asset Management, LLC (“12th Street”) invests its Allocated Portion by utilizing a small-cap value strategy. 12th Street uses a concentrated, value approach in which the investment team identifies a select number of companies that meet certain investment criteria of good businesses trading at discounts to 12th Street’s intrinsic value estimates. 12th Street’s strategy is focused on equity securities with a market cap of less than $5 billion at the time of purchase. There is a strong focus on preservation of capital and investing with a margin of safety. Risk is not reduced through diversification but by investing with a margin of safety and holding cash when bargains are not available. The strategy is absolute return focused and has no constraints on individual security or sector weightings. The security selection process relies on fundamental research. The investment team utilizes proprietary research reports which detail key investment considerations including investment thesis, business fundamentals, catalysts, risk factors and intrinsic value estimates.

Under the Heading “Management of the Fund—The Sub-Advisers,” the first sentence of the first paragraph is deleted and replaced with the following:

The Adviser, on behalf of the Fund, has entered into a sub-advisory agreement with Midwood Capital Management LLC, Apis Capital Advisors, LLC, Millrace Asset Group, Inc., and Madison Street Partners, LLC and 12th Street Asset Management Company, LLC (each a “Sub-Adviser,” and collectively, the “Sub-Advisers”) and the Adviser compensates each Sub-Adviser out of the investment advisory fees it receives from the Fund.

Under the Heading “Management of the Fund—The Sub-Advisers,” the disclosure is supplemented with the following:

12th Street, 980 N. Michigan Ave. Suite 1377, Chicago, IL 60611 serves as a sub-adviser to the Fund under a sub-advisory agreement with the Adviser on behalf of the Fund. 12th Street was founded in 2007 and registered with the SEC as an investment adviser in 2012.

Under the Heading “Management of the Fund—Portfolio Managers—The Sub-Advisers,” the disclosure is supplemented with the following:

12th Street

Michael G. O’Keefe, Partner of 12th Street. Mr. O’Keefe has served as the managing member of 12th Street since its inception. Mr. O’Keefe has more than 30 years of experience in the financial services industry. Prior to founding 12th Street, Mr. O’Keefe was a founding partner of Two Rivers Capital Management and served on its Board of Directors. Mr. O’Keefe was also a founding partner of Value Architects Asset Management, LLC. Mr. O’Keefe is a former Managing Director of Morgan Keegan & Company where he worked for over 15 years. Before Morgan Keegan, Mr. O’Keefe was a CPA at Ernst & Young. Mr. O’Keefe earned a Bachelor of Arts from Rhodes College and a Masters of Business Administration from the University of Memphis. Mr. O’Keefe has served as a member of the Executive Committee of the Board of Trustees at Rhodes College and has also chaired its Investment Committee.

D. Andrew Shipman, Partner of 12th Street. Mr. Shipman joined 12th Street Asset Management in 2010. Mr. Shipman has been in the investment business for more than 20 years. Prior to joining 12th Street, he served as director and portfolio manager for PNC Capital Advisors (PCA) large cap value team, which managed over $600 million in assets.

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Prior to PCA, Mr. Shipman was a co-portfolio manager at Invesco and managed more than $10 billion in large cap core assets. Mr. Shipman has also served in various equity research positions for Credit Suisse and Morgan Keegan. Mr. Shipman earned a Bachelor of Arts from Rhodes College and a Masters of Business Administration from the University of Memphis. Mr. Shipman is also a CFA charterholder.

SAI

Under the Heading “The Sub-Advisers,” the disclosure is supplemented with the following:

12th Street, 980 N. Michigan Ave. Suite 1377, Chicago, IL 60611 (“12th Street), is the Sub-Adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser. 12th Street is controlled by Michael O’Keefe, Founder and Partner (94%). D. Andrew Shipman is also a Partner (6%).

Under the Heading “Portfolio Managers,” the disclosure is supplemented with the following:

12th Street

Michael G. O’Keefe, Partner of 12th Street. Mr. O’Keefe has served as the managing member of 12th Street since its inception. Mr. O’Keefe has more than 30 years of experience in the financial services industry. Prior to founding 12th Street, Mr. O’Keefe was a founding partner of Two Rivers Capital Management and served on its Board of Directors. Mr. O’Keefe was also a founding partner of Value Architects Asset Management, LLC. Mr. O’Keefe is a former Managing Director of Morgan Keegan & Company where he worked for over 15 years. Before Morgan Keegan, Mr. O’Keefe was a CPA at Ernst & Young. Mr. O’Keefe earned a Bachelor of Arts from Rhodes College and a Masters of Business Administration from the University of Memphis. Mr. O’Keefe has served as a member of the Executive Committee of the Board of Trustees at Rhodes College and has also chaired its Investment Committee.

D. Andrew Shipman, Partner of 12th Street. Mr. Shipman joined 12th Street Asset Management in 2010. Mr. Shipman has been in the investment business for more than 20 years. Prior to joining 12th Street, he served as director and portfolio manager for PNC Capital Advisors (PCA) large cap value team, which managed over $600 million in assets. Prior to PCA, Mr. Shipman was a co-portfolio manager at Invesco and managed more than $10 billion in large cap core assets. Mr. Shipman has also served in various equity research positions for Credit Suisse and Morgan Keegan. Mr. Shipman earned a Bachelor of Arts from Rhodes College and a Masters of Business Administration from the University of Memphis. Mr. Shipman is also a CFA charterholder.

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles
Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

12th Street
Michael G. O’Keefe	0	$0	1	$29M	13	$617M
D. Andrew Shipman	0	$0	1	$29M	13	$617M

Material Conflicts of Interest

12th Street

12th Street’s policy is to allocate, within its reasonable discretion, investment opportunities to the client accounts over a period of time on a fair and equitable basis, taking into account the cash position and the investment objectives and policies of each client account and any specific investment restrictions applicable thereto. One or more client accounts may at any time hold, acquire, increase, decrease, dispose of or otherwise deal with positions in investments in which other client accounts have an interest from time to time. 12th Street has no obligation to acquire for the client accounts

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a position in any investment which any other client account may acquire, and no particular client account shall have first refusal, co-investment or other rights in any such investment.

Portfolio Managers’ Compensation

12th Street’s portfolio managers are compensated with a salary that is based on the firm’s revenues and incentives based on the firm’s earnings. .

EFFECTIVE FEBRUARY 27, 2016, THE FOLLOWING INFORMATION WILL SUPPLEMENT AND SUPERSEDE ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”):

Prospectus

Under the Heading “Summary Section—Principal Investment Strategies,” the third paragraph is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity securities. The Fund currently considers small- and medium-sized capitalization companies to be those companies that have market capitalizations between $500 million and $5 billion at the time of purchase. The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), equity Real Estate Investment Trusts (“REITs”), and may include securities of companies that are offered pursuant to an initial public offering (“IPO”). The Fund may also invest in the securities of medium-sized companies. The Fund currently considers medium-sized capitalization companies to be those companies that have market capitalizations between $5 billion and $10 billion at the time of purchase. The Fund may invest up to 30% of its net assets in securities purchased on foreign exchanges; however, there is no limitation on the Fund’s ability to invest in American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) and therefore, the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets. The Fund may invest up to 25% of its net assets in foreign securities of issuers located in emerging markets.

Under the Heading “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings —Principal Investment Strategies,” the third paragraph is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity securities. The Fund currently considers small- and medium-sized capitalization companies to be those companies that have market capitalizations between $500 million and $5 billion at the time of purchase. The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), equity Real Estate Investment Trusts (“REITs”), and may include securities of companies that are offered pursuant to an initial public offering (“IPO”). The Fund may also invest in the securities of medium-sized companies. The Fund currently considers medium-sized capitalization companies to be those companies that have market capitalizations between $5 billion and $10 billion at the time of purchase. The Fund may invest up to 30% of its net assets in securities purchased on foreign exchanges; however, there is no limitation on the Fund’s ability to invest in American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) and therefore, the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets. The Fund may invest up to 25% of its net assets in foreign securities of issuers located in emerging markets.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated July 24, 2015, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-844-322-8112.

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